SUMMARIZED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Associated Companies Summarized Financial Information	Summarized financial information of Baker Hughes is as follows.

For the years ended December 31	2022(a)	2021(b)	2020
Revenues	$—	$16,997	$20,705
Gross Profit	—	3,276	3,199
Net income (loss)	—	(546)	(15,761)
Net income (loss) attributable to the entity	—	(407)	(9,940)
(a) As of November 3, 2021, our investment in BKR reduced below 20%, and as a result, we no longer have significant influence.
(b) Financial information is from January 1, 2021 to November 3, 2021 (date investment in BKR reduced below 20%).
Summarized financial information of AerCap is as follows.

For the year ended December 31	2022(a)
Revenues	$6,627
Net income (loss)	(1,128)
Net income (loss) attributable to the entity	(1,132)
(a) As we are unable to obtain monthly financial data for AerCap to match the exact period of ownership, we reported summarized financial information for AerCap starting October 1, 2021 instead of November 1, 2021.

As of December 31	2022(a)
Flight equipment held for operating leases, net	$54,611
Other	15,200
Total assets	$69,811

Debt	$47,350
Other	6,817
Total liabilities	$54,167
Noncontrolling interests	$77
(a) Financial information is from September 30, 2022.
Summarized financial information of these Commercial Aerospace Joint Ventures is as follows.

For the years ended December 31	2022	2021	2020
Revenues	$23,317	$17,118	$15,931
Gross Profit	312	284	359
Net income (loss)	249	(123)	327
Net income (loss) attributable to the entity	237	(140)	312

As of December 31	2022	2021
Current assets	$13,328	$8,845
Total assets	14,327	9,941
Current liabilities	12,828	8,435
Total liabilities	12,887	8,470
Noncontrolling interests	153	147